Reversal of impairments/(impairments) (Details) R in Millions	12 Months Ended
	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R) $ / oz	Dec. 31, 2020 ZAR (R)
Disclosure of impairment loss and reversal of impairment loss [line items]
Other reversal of impairment	R 7	R 0	R 2
Total reversal of impairments/(impairments)	6	R (5,148)	121
Gold spot price (in USD per ounce) | $ / oz		1,829
Driefontein
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment		R 212
Kloof
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment		3,642
Beatrix
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment		1,293
Rand Refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Other reversal of impairment	0	0	120
Property, plant and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment	(1)	(5,148)	(1)
Investment in equity-accounted investee
Disclosure of impairment loss and reversal of impairment loss [line items]
Total reversal of impairments/(impairments)	R 0	R 0	120
Investment in equity-accounted investee | Rand Refinery
Disclosure of impairment loss and reversal of impairment loss [line items]
Other reversal of impairment			R 120